Background and Basis of Presentation (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2017	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
State of incorporation		Delaware	Delaware
Date of incorporation		Apr. 08, 2017	Apr. 08, 2017
Common Stock, Shares Issued		104,477,936	104,477,936	71,153,300
Ownership percentage		66.00%	66.00%
Cash payment			$ 315,000
Investment banker fee			$ 50,000
Common stock, share authorized		950,000,000	950,000,000	950,000,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding		104,477,936	104,477,936	71,153,300
Preferred Stock, shares authorized		250,000,000	250,000,000
Short-term senior secured convertible notes issued for cash		$ 2,000,000	$ 2,000,000
AEPP [Member]
Common Stock, Shares Issued			103,536,103
Common stock, par value			$ 0.0001
Common stock, shares outstanding			103,536,103
Preferred Stock, shares authorized			62,138,680
Preferred Stock, par value			$ 0.0001
Share exchange ratio as a result of Merger			20:1
Shares received description

In the Merger, each stockholder of Oncolix/DE received 20 shares of a substantially identical class of AEPP stock (Common or Series A Preferred, each with a par value of $0.0001) in exchange for each share of Oncolix/DE (par value $0.001).

AEPP [Member] | Oncolix [Member]
Common Stock, Shares Issued			71,778,700
Common stock purchase price	$ 365,000